FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 21, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Federated Enhanced Treasury Income Fund

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 153 under the Securities Act of 1933 and Amendment No. 146 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Trust's Rule 485(a) Amendment filed with the Commission on August 7, 2015.

This Trust may be marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Trust has specified that it is to become immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (724) 720-8835.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal

Enclosures